CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from operations	$ (24,796,000)		$ (21,314,000)	$ (52,464,000)		$ (59,792,000)	$ (62,966,000)	$ (78,128,000)	$ (52,481,000)
Other income (expense):
Total other expense	(4,158,000)		(6,052,000)	(8,703,000)		(12,045,000)	(22,439,000)	(28,745,000)	(30,756,000)
Net loss	(28,954,000)		$ (27,366,000)	(61,167,000)		$ (71,837,000)	$ (85,405,000)	$ (106,873,000)	$ (83,237,000)
Cik0001819516 Aspirational Consumer Lifestyle Corp
Operating and formation costs	468,523			4,173,372	$ 2,114,129
Loss from operations	(468,523)			(4,173,372)	(2,114,129)
Other income (expense):
Interest earned on marketable securities held in Trust Account	2,676			47,979	49,590
Change in fair value of warrant liability	(6,260,747)			(10,768,484)	406,549
Unrealized loss on marketable securities held in Trust Account					(785)
Total other expense	(6,258,071)			(10,720,505)	455,354
Net loss	$ (6,726,593)	$ (8,167,283)		$ (14,893,876)	$ (1,658,775)
Cik0001819516 Aspirational Consumer Lifestyle Corp | Class A ordinary shares Subject to Redemption
Other income (expense):
Weighted average shares outstanding, basic and diluted	23,974,632			22,620,218
Basic and diluted net income loss per ordinary share	$ 0.00			$ 0.00
Cik0001819516 Aspirational Consumer Lifestyle Corp | Non-Redeemable ordinary shares
Other income (expense):
Weighted average shares outstanding, basic and diluted	5,993,658			6,663,340
Basic and diluted net income loss per ordinary share	$ (1.12)			$ (2.24)